Consolidating Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net income	$ 573,395	$ 484,219	$ 479,759
Other comprehensive (loss)	(19,987)	6,051	8,791
Total comprehensive income	553,408	490,270	488,550
Less: Comprehensive income attributable to the noncontrolling interest	(95,394)	(78,536)	(57,075)
Comprehensive income attributable to DaVita Inc.	458,014	411,734	431,475
DaVita Inc.
Condensed Financial Statements, Captions [Line Items]
Net income	478,001	405,683	422,684
Other comprehensive (loss)	(19,987)	6,051	8,791
Total comprehensive income	458,014	411,734	431,475
Comprehensive income attributable to DaVita Inc.	458,014	411,734	431,475
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	416,058	355,119	328,198
Total comprehensive income	416,058	355,119	328,198
Comprehensive income attributable to DaVita Inc.	416,058	355,119	328,198
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	255,289	236,865	154,379
Total comprehensive income	255,289	236,865	154,379
Comprehensive income attributable to DaVita Inc.	255,289	236,865	154,379
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income	(575,953)	(513,448)	(425,502)
Total comprehensive income	(575,953)	(513,448)	(425,502)
Less: Comprehensive income attributable to the noncontrolling interest	(95,394)	(78,536)	(57,075)
Comprehensive income attributable to DaVita Inc.	$ (671,347)	$ (591,984)	$ (482,577)